July 31, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  Forum Funds II
File Nos. 811-22842 and 333-188521
Pre-Effective Amendment 2

Dear Sir or Madam:

Please find enclosed for filing on behalf of Forum Funds II (the "Fund"), pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Pre-Effective Amendment No. 2 (the "Pre-Effective Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement").

The Fund is filing the Pre-Effective Amendment to (1) respond to comments received from the staff of the U.S. Securities and Exchange Commission (the "SEC") by telephone on Tuesday, July 30, 2013, on the Registration Statement, as filed with the SEC on July 26, 2013; (2) include the seed audit financial statements and related information; and (3) include certain exhibits to Part C of the Registration Statement. The Pre-Effective Amendment is marked to show changes made to the Registration Statement.  This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Fund.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (207) 347-2075.

Very truly yours,

/s/ David Faherty

David Faherty

cc: Alison Fuller, Esq.
John Sullivan, Esq.
Stradley, Ronon, Stevens & Young, LLP